Commitments and Contingencies - Guarantee Commitments Maturity (Details) - Bank guarantees, letters of credit and performance bonds - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Commitments [Line Items]
Less than 1 year	$ 41.1
2–3 years	5.0
4-5 years	0.0
Thereafter	1.2
Total	$ 47.3	$ 38.0